Other financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other comprehensive (loss) income	$ (5,150)	$ (872)
Cost of sales	(16,807)	(33,063)
Net revenues	7,916	31,140
Other income and expenses, net	201	746
Realized (loss) gain	1,687	4,762
Net financial results	12,806	1,371
Hedging Programs For Concentrate [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive (loss) income	(6,481)
Hedging Programs For Mismatches Of Quotation Periods [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive (loss) income	1,331	(872)
Cost of sales	(16,807)	(33,063)
Net revenues	6,471	27,514
Other income and expenses, net	201	746
Realized (loss) gain	8,584	10,299
Hedging Programs For Sales Of Zinc At Fixed Price [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,445	3,626
Realized (loss) gain	(1,132)	(4,449)
Hedging Programs For Interest Rate Risk I C P A [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Realized (loss) gain	343	148
Net financial results	(554)	135
Hedging Programs For Interest Rate Risk E U R [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Realized (loss) gain	(6,108)	(1,236)
Net financial results	$ 13,360	$ 1,236